Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

The Company had no income tax benefit or provision for the year ended December 31, 2014. Since the Company incurred a net loss for the year ended December 31, 2014, there was no income tax expense for the period.  Increases in deferred tax balances have been offset by a valuation allowance and have no impact on our deferred income tax provision.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	Years Ended December 31,
	2014	2013
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(32,089)	$(48,716)
Other	(27,258)	(17,105)
Warrants	(1,039,489)	(997,596)
Deferred Tax Assets:
Stock options for services	1,275,925	1,230,522
Net operating loss carry-forward	4,510,554	3,927,921
Reserve for future charge backs	28,309	26,037
Valuation allowance	(4,715,952)	(4,121,063)
Net deferred tax assets (liabilities)	$-	$-

Due to uncertainties regarding benefits and utilization of the total deferred tax assets, a valuation allowance of $4,715,952 has been recorded. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. The valuation allowance on our total deferred asset increased by $594,889 from 2013 to 2014.  At December 31, 2014, the Company had U.S. federal tax net operating loss (“NOL”) carry-forwards of $12,901,310, which will expire in between 2030 and 2033.

The deferred taxes do not account for NOL carry-forwards related to the windfall tax benefit of $6,668 for the period ended December 31, 2013 and none for the period ended December 31, 2014.

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes and the fluctuation of the fair market value of warrants.

A reconciliation from the federal income tax provision from continuing operations at the statutory rate to the effective rate is as follows:

	Year Ended December 31,
	2014	2013
Federal income tax benefit at statutory rate	$(580,257)	$(1,385,270)
Increase (decrease) in income taxes resulting from:
State and local income taxes	204,366	854,100
Change in deferred tax asset valuation allowance	367,359	519,337
Stock based compensation	-	-
Non-deductible expenses	8,532	11,833
Other	-	-
Income Tax Expense	$-	$-

The Company files U.S. federal income tax returns, as well as income tax returns for New York State, and New York City.  The following years remain open for possible examination:  2009, 2010, 2011, 2012 and 2013.